Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 399,904,000
Previously Paid Amount	0
Total Fee Amount	34,791.65
Net Fee	$ 34,791.65
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A